UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Diversified Small-Cap Growth Fund	March 31, 2013

T. Rowe Price Diversified Small-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.5%		
CONSUMER DISCRETIONARY 17.8%		
Auto Components 0.7%		
Dana Holding	63,000	1,123
Tenneco (1)	44,500	1,750
TRW (1)	14,800	814
		3,687
Distributors 0.8%		
LKQ Corporation (1)	72,000	1,567
Pool	56,200	2,697
		4,264
Diversified Consumer Services 0.9%		
American Public Education (1)	33,400	1,165
Ascent Capital Group (1)	19,900	1,481
Sotheby's	23,571	882
Steiner Leisure (1)	13,700	663
Weight Watchers (2)	13,241	558
		4,749
Hotels, Restaurants & Leisure 2.4%		
Choice Hotels International (2)	40,800	1,726
Denny's (1)	329,319	1,900
Panera Bread, Class A (1)	16,400	2,710
Red Robin Gourmet Burgers (1)	29,500	1,345
Six Flags Entertainment	45,800	3,320
The Cheesecake Factory	31,000	1,197
		12,198
Household Durables 0.9%		
iRobot (1)(2)	46,000	1,180
NACCO Industries	7,400	395

Tempur-Pedic (1)	56,900	2,824
		4,399
Internet & Catalog Retail 1.7%		
HSN	76,100	4,175
Liberty Ventures (1)	33,400	2,524
Shutterfly (1)	46,300	2,045
		8,744
Leisure Equipment & Products 1.5%		
Brunswick	90,100	3,083
Polaris Industries	48,700	4,504
		7,587
Media 1.9%		
Digital Generation (1)(2)	45,000	289
John Wiley & Sons	14,900	581
Liberty Media (1)	9,550	1,066
Live Nation Entertainment (1)	104,300	1,290
Madison Square Garden (1)	75,900	4,372
Sirius XM Radio (2)	280,300	863
Starz - Liberty Capital (1)	49,050	1,087
		9,548
Multiline Retail 0.2%		
Big Lots (1)	35,400	1,249
		1,249
Specialty Retail 5.0%		
Aaron's	65,559	1,880
Aeropostale (1)	51,650	703
Ascena Retail Group (1)	140,400	2,604
Buckle (2)	34,100	1,591
Chico's	114,200	1,919
DSW, Class A	49,000	3,126
Guess	21,800	541
Hibbett Sports (1)	31,900	1,795

Monro Muffler Brake (2)	80,330	3,190
Sally Beauty Supply (1)	143,400	4,213
The Children's Place (1)	23,500	1,053
TSC	26,700	2,780
		25,395
Textiles, Apparel & Luxury Goods 1.8%		
Deckers Outdoor (1)(2)	25,800	1,437
Fossil (1)	15,375	1,485
Hanesbrands (1)	29,400	1,340
Iconix Brand Group (1)(2)	53,900	1,394
PVH	26,153	2,793
True Religion Apparel	29,400	768
		9,217
Total Consumer Discretionary		91,037
CONSUMER STAPLES 3.7%		
Beverages 0.8%		
Boston Beer, Class A (1)	25,700	4,103
		4,103
Food & Staples Retailing 0.6%		
Susser Holdings (1)	57,800	2,954
		2,954
Food Products 1.2%		
J & J Snack Foods	35,881	2,759
TreeHouse Foods (1)	51,400	3,349
		6,108
Household Products 0.1%		
Church & Dwight	8,800	569
		569
Personal Products 1.0%		
Herbalife	32,300	1,210

Nu Skin Enterprises, Class A (2)	41,800	1,847
Prestige Brands (1)	84,200	2,163
		5,220
Total Consumer Staples		18,954

ENERGY 6.4%

Energy Equipment & Services 3.0%

Atwood Oceanics (1)	39,400	2,070
Core Laboratories	17,000	2,345
Dawson Geophysical (1)	6,700	201
Dril-Quip (1)	23,900	2,083
Gulf Island Fabrication	17,900	377
ION Geophysical (1)	57,900	394
Lufkin	20,000	1,328
Oceaneering International	32,100	2,132
Oil States International (1)	30,300	2,472
Superior Energy (1)	25,884	672
Tesco (1)	37,700	505
Unit (1)	14,500	660
		15,239

Oil, Gas & Consumable Fuels 3.4%

Bill Barrett (1)(2)	33,700	683
Clayton Williams Energy (1)	25,100	1,098
Contango Oil & Gas	42,400	1,700
Delek US Holdings	30,700	1,211
Energy XXI Bermuda	47,500	1,293
Gran Tierra Energy (1)(2)	176,300	1,037
Halcon Resources (1)	110,200	858
Northern Oil & Gas (1)	55,600	800
Oasis Petroleum (1)	50,500	1,923
Rosetta Resources (1)	48,900	2,327
SemGroup (1)	44,400	2,296

SM Energy	36,700	2,173
		17,399
Total Energy		32,638
FINANCIALS 7.8%		
Capital Markets 1.6%		
Affiliated Managers Group (1)	18,200	2,795
Cohen & Steers (2)	5,600	202
E*TRADE Financial (1)	96,127	1,030
Stifel Financial (1)	5,699	198
Virtus Investment Partners (1)	12,500	2,328
Waddell & Reed Financial, Class A	39,800	1,742
		8,295
Commercial Banks 1.2%		
Signature Bank (1)	33,900	2,670
SVB Financial Group (1)	25,800	1,830
Texas Capital Bancshares (1)	43,800	1,772
		6,272
Consumer Finance 1.5%		
Cardtronics (1)	83,100	2,282
Portfolio Recovery Associates (1)	24,600	3,122
World Acceptance (1)(2)	25,000	2,147
		7,551
Diversified Financial Services 0.3%		
MSCI, Class A (1)	19,048	646
Newstar Financial (1)	67,700	896
		1,542
Insurance 0.3%		
AmTrust Financial Services (2)	46,640	1,616
		1,616

Real Estate Investment Trusts (REITs) 1.0%		
DuPont Fabros Technology, REIT (2)	33,400	811
Sabra Health Care REIT, REIT	43,566	1,264
Strategic Hotels & Resorts, REIT (1)	99,100	827
Taubman Centers, REIT	28,200	2,190
		5,092
Real Estate Management & Development 1.4%		
Altisource Asset Management (1)(2)	3,480	470
Altisource Portfolio Solutions (1)	32,100	2,239
Altisource Residential, Class B (1)(2)	13,066	261
Forest City Enterprises, Class A (1)	104,500	1,857
Jones Lang LaSalle	13,400	1,332
Kennedy-Wilson Holdings	57,200	887
		7,046
Thrifts & Mortgage Finance 0.5%		
MGIC Investment (1)	98,900	490
Ocwen Financial (1)	33,100	1,255
Radian (2)	80,400	861
		2,606
Total Financials		40,020
HEALTH CARE 18.5%		
Biotechnology 7.3%		
Acorda Therapeutics (1)	25,400	813
Alkermes (1)	91,800	2,176
Alnylam Pharmaceuticals (1)	28,300	690
AMAG Pharmaceuticals (1)	20,700	494
Ariad Pharmaceuticals (1)	93,700	1,695
BioMarin Pharmaceutical (1)	52,500	3,269
Cepheid (1)	50,930	1,954
Cubist Pharmaceuticals (1)	59,800	2,800
Dendreon (1)(2)	10,300	49

Exelixis (1)(2)	148,400	686
Halozyme Therapeutics (1)	53,800	310
Idenix Pharmaceuticals (1)(2)	76,100	271
Incyte (1)(2)	132,088	3,092
Infinity Pharmaceuticals (1)	22,300	1,081
InterMune (1)(2)	33,800	306
Lexicon Pharmaceuticals (1)	55,600	121
Medivation (1)	41,800	1,955
NPS Pharmaceuticals (1)	41,000	418
ONYX Pharmaceuticals (1)	34,700	3,083
Pharmacyclics (1)	38,900	3,128
Regeneron Pharmaceuticals (1)	21,400	3,775
Rigel Pharmaceuticals (1)	39,900	271
Seattle Genetics (1)(2)	52,500	1,864
Theravance (1)(2)	44,200	1,044
United Therapeutics (1)	31,300	1,905
		37,250
Health Care Equipment & Supplies 3.3%		
ArthroCare (1)	38,100	1,324
Cooper Companies	24,200	2,611
Edwards Lifesciences (1)	5,000	411
HeartWare International (1)(2)	10,900	964
ICU Medical (1)	16,700	984
IDEXX Laboratories (1)	26,600	2,458
Integra LifeSciences (1)	11,300	441
Masimo	27,100	532
Meridian Bioscience	18,150	414
Orthofix International (1)	31,968	1,147
Sirona Dental Systems (1)	47,800	3,524
Thoratec (1)	35,600	1,335
Volcano (1)	39,900	888
		17,033
Health Care Providers & Services 3.8%		
Air Methods	46,100	2,224

Bio-Reference Labs (1)(2)	37,400	972
Catamaran (1)	32,588	1,728
Centene (1)	39,700	1,748
Chemed	15,400	1,232
CorVel (1)	18,283	905
HealthSouth (1)	54,300	1,432
MEDNAX (1)	28,800	2,581
MWI Veterinary Supply (1)	18,300	2,420
PharMerica (1)	8,200	115
Team Health Holdings (1)	61,000	2,219
WellCare Health Plans (1)	29,500	1,710
		19,286
Health Care Technology 0.4%		
HMS Holdings (1)	75,900	2,061
		2,061
Life Sciences Tools & Services 1.3%		
Bio-Rad Laboratories, Class A (1)	11,100	1,398
Bruker (1)	64,800	1,238
Illumina (1)(2)	15,300	826
Mettler-Toledo International (1)	6,200	1,322
Parexel International (1)	42,800	1,691
		6,475
Pharmaceuticals 2.4%		
Aegerion Pharmaceuticals (1)	6,300	254
Akorn (1)	74,500	1,030
Auxilium Pharmaceuticals (1)	30,500	527
AVANIR Pharmaceuticals (1)(2)	147,600	404
Cadence Pharmaceuticals (1)	37,500	251
Jazz Pharmaceuticals (1)	35,200	1,968
Medicines Company (1)	73,000	2,440
Nektar Therapeutics (1)	47,600	524
Questcor Pharmaceuticals (2)	38,200	1,243
Salix Pharmaceuticals (1)	32,300	1,653

ViroPharma (1)	64,100	1,613
XenoPort (1)	36,900	264
		12,171
Total Health Care		94,276
INDUSTRIALS & BUSINESS SERVICES 18.0%		
Aerospace & Defense 2.7%		
Esterline Technologies (1)	25,800	1,953
GenCorp (1)(2)	72,100	959
HEICO, Class A	50,341	1,727
Hexcel (1)	21,600	627
Teledyne Technologies (1)	34,500	2,706
Transdigm Group	20,600	3,150
Triumph Group	34,000	2,669
		13,791
Air Freight & Logistics 0.2%		
Hub Group, Class A (1)	23,000	885
		885
Airlines 0.1%		
Allegiant Travel	9,000	799
		799
Commercial Services & Supplies 2.4%		
Brinks Company	6,100	172
Cenveo (1)(2)	34,600	74
Clean Harbors (1)	69,200	4,020
Healthcare Services	64,100	1,643
Rollins	62,650	1,538
Team (1)	36,200	1,487
US Ecology	33,300	884
Waste Connections	74,175	2,669
		12,487

Electrical Equipment 0.8%		
Acuity Brands	43,400	3,010
II-VI (1)	59,200	1,009
		4,019
Machinery 7.0%		
Actuant, Class A	60,300	1,846
Chart Industries (1)	19,700	1,576
Gardner Denver	18,900	1,420
Graco	36,700	2,130
Hyster-Yale Materials Handling	16,800	959
IDEX	36,000	1,923
John Bean Technologies	22,800	473
Lincoln Electric Holdings	60,400	3,272
Middleby (1)	28,800	4,382
Nordson	57,200	3,772
Standex International	18,200	1,005
Sun Hydraulics	24,800	806
Toro	69,300	3,191
Valmont Industries	23,800	3,743
Wabtec	38,900	3,972
Woodward	31,200	1,241
		35,711
Marine 0.7%		
Kirby (1)	49,600	3,809
		3,809
Professional Services 1.2%		
Advisory Board (1)	51,600	2,710
Exponent	21,204	1,144
Huron Consulting Group (1)	41,938	1,691
RPX (1)	37,100	523
		6,068

Road & Rail 1.8%		
AMERCO	10,300	1,788
Avis Budget Group (1)	67,800	1,887
Landstar System	36,000	2,055
Old Dominion Freight Line (1)	87,800	3,354
		9,084
Trading Companies & Distributors 1.1%		
Beacon Roofing Supply (1)	61,900	2,393
United Rentals (1)(2)	57,398	3,155
		5,548
Total Industrials & Business Services		92,201
INFORMATION TECHNOLOGY 22.0%		
Communications Equipment 1.8%		
ADTRAN (2)	70,600	1,387
Aruba Networks (1)	100,400	2,484
JDS Uniphase (1)	131,900	1,763
Plantronics	51,200	2,262
Polycom (1)	66,384	736
Riverbed Technology (1)	38,483	574
		9,206
Computers & Peripherals 1.2%		
3-D Systems (1)(2)	93,500	3,015
Stratasys (1)(2)	11,600	861
Synaptics (1)	56,900	2,315
		6,191
Electronic Equipment, Instruments & Components 1.2%		
Anixter International	38,000	2,657
Coherent	32,600	1,850
Itron (1)	17,300	802
Power-One (1)(2)	60,900	253

Trimble Navigation (1)	22,600	677
		6,239
Internet Software & Services 2.0%		
Cornerstone OnDemand (1)	60,100	2,049
j2 Global (2)	36,700	1,439
MercadoLibre (2)	24,000	2,318
Perficient (1)	44,900	524
Sina (1)	2,100	102
Sohu.com (1)(2)	12,000	595
ValueClick (1)	74,400	2,199
WebMD Health (1)	41,212	1,002
		10,228
IT Services 4.0%		
Gartner (1)	81,500	4,434
Genpact	33,912	617
Global Payments	7,400	368
Heartland Payment Systems	82,655	2,725
Jack Henry & Associates	43,700	2,019
Maximus	66,800	5,342
TeleTech Holdings (1)	25,900	549
Unisys (1)	46,440	1,057
VeriFone Systems (1)	19,900	412
WEX (1)	36,400	2,857
		20,380
Semiconductor & Semiconductor Equipment 3.2%		
Amkor Technology (1)(2)	76,000	304
Atmel (1)	72,800	507
Cabot Microelectronics (1)	17,400	605
Cavium (1)	66,500	2,581
Cymer (1)	19,900	1,912
Cypress Semiconductor (2)	92,800	1,023
Diodes (1)	56,700	1,189
Hittite Microwave (1)	35,100	2,126

Microsemi (1)	66,200	1,534
Semtech (1)	38,400	1,359
Silicon Laboratories (1)	20,400	844
Teradyne (1)	76,700	1,244
TriQuint Semiconductor (1)	81,200	410
Veeco (1)(2)	24,100	924
		16,562
Software 8.6%		
Actuate (1)	49,100	295
Ansys (1)	14,743	1,200
Aspen Technology (1)	83,500	2,696
Commvault Systems (1)	55,800	4,574
Computer Modelling (CAD)	46,800	972
Concur Technologies (1)(2)	33,500	2,300
ebix.com (2)	62,500	1,014
FactSet Research Systems (2)	19,900	1,843
Fortinet (1)	89,100	2,110
Informatica (1)	65,200	2,247
MICROS Systems (1)	51,500	2,344
Monotype Imaging Holdings	44,115	1,048
NetScout Systems (1)	75,600	1,857
Progress Software (1)	27,150	618
PTC (1)	77,000	1,963
RealD (1)(2)	16,200	211
Rovi (1)	29,600	634
SolarWinds (1)	41,600	2,458
Solera Holdings	15,800	922
Sourcefire (1)	45,000	2,665
TIBCO Software (1)	116,600	2,358
Tyler Technologies (1)	50,400	3,087
Ultimate Software Group (1)	41,300	4,302
		43,718
Total Information Technology		112,524

MATERIALS 4.4%		
Chemicals 2.7%		
Koppers	15,100	664
NewMarket	12,200	3,176
Rockwood Holdings	54,300	3,554
Stepan	39,638	2,501
W. R. Grace (1)	48,400	3,752
		13,647
Containers & Packaging 0.4%		
Graphic Packaging Holding (1)	114,000	854
Rock Tenn, Class A	15,900	1,475
		2,329
Metals & Mining 0.8%		
Allied Nevada Gold (1)	33,100	545
Compass Minerals	17,300	1,365
Royal Gold	14,900	1,058
Stillwater Mining (1)(2)	78,200	1,011
		3,979
Paper & Forest Products 0.5%		
Clearwater Paper (1)	15,400	811
Kapstone Paper & Packaging	66,600	1,852
		2,663
Total Materials		22,618
TELECOMMUNICATION SERVICES 0.9%		
Diversified Telecommunication Services 0.7%		
Premiere Global Services (1)	41,500	456
TW Telecom (1)	116,300	2,930
		3,386

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $31,621,000; the value of cash collateral and related investments was $32,570,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $442,193,000. Net unrealized gain aggregated $103,746,000 at period-end, of which $114,922,000 related to appreciated investments and $11,176,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013